Since Inception [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 3000 Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		23.81%		13.86%
Bloomberg U.S. Aggregate Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		1.25%		(0.33%)
S&P Target Date To 2055 Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		13.46%		8.82%
Class R5
Prospectus [Line Items]
Average Annual Return, Percent	[1]	21.17%		11.52%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	[1]	13.97%		9.95%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1]	11.83%		7.63%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]	8.75%		7.12%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	[1]	18.91%		10.44%
Class R
Prospectus [Line Items]
Average Annual Return, Percent	[1]	20.46%		10.82%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent		21.30%		11.63%
Class Y
Prospectus [Line Items]
Average Annual Return, Percent	[1]	21.18%		11.52%
Class R3
Prospectus [Line Items]
Average Annual Return, Percent	[1]	20.63%		11.09%
Class R4
Prospectus [Line Items]
Average Annual Return, Percent	[1]	20.93%		11.35%
Since Inception | Russell 3000 Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]		13.86%
Performance Inception Date			Dec. 31, 2019
Since Inception | Bloomberg U.S. Aggregate Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]		(0.33%)
Performance Inception Date			Dec. 31, 2019
Since Inception | S&P Target Date To 2055 Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]		8.82%
Performance Inception Date			Dec. 31, 2019
Since Inception | Class R5
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		11.52%
Performance Inception Date	[1]		Dec. 31, 2019
Since Inception | Class A
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		9.95%
Performance Inception Date	[1]		Dec. 31, 2019
Since Inception | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		7.63%
Performance Inception Date	[1]		Dec. 31, 2019
Since Inception | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		7.12%
Performance Inception Date	[1]		Dec. 31, 2019
Since Inception | Class C
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		10.44%
Performance Inception Date	[1]		Dec. 31, 2019
Since Inception | Class R
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		10.82%
Performance Inception Date	[1]		Dec. 31, 2019
Since Inception | Class R6
Prospectus [Line Items]
Average Annual Return, Percent	[2]		11.63%
Performance Inception Date			Dec. 31, 2019
Since Inception | Class Y
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		11.52%
Performance Inception Date	[1]		Dec. 31, 2019
Since Inception | Class R3
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		11.09%
Performance Inception Date	[1]		Dec. 31, 2019
Since Inception | Class R4
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		11.35%
Performance Inception Date	[1]		Dec. 31, 2019

[1]	Performance for classes A, C, R, R3, R4, R5, and Y shares prior to their inception (9/1/20) is derived from the historical performance of class R6 shares, adjusted for the higher operating expenses and, for class A and C shares, higher sales charges (in the case of after sales-charge returns) applicable to such classes.
[2]	Since inception December 31, 2019.